Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COMMONWEALTH INTERNATIONAL SERIES TRUST
Entity Central Index Key	0000793601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000012360
Shareholder Report [Line Items]
Fund Name	Commonwealth Australia/New Zealand Fund
Trading Symbol	CNZLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$301	2.86%

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	2.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Australia/New Zealand Fund	Australian All Ordinaries Index	MSCI ACWI ex USA Index	NZX 50 Index
Oct-2014	$10,000	$10,000	$10,000	$9,998
Oct-2015	$8,985	$8,290	$9,532	$9,675
Oct-2016	$11,008	$9,544	$9,554	$11,867
Oct-2017	$11,915	$11,253	$11,812	$13,286
Oct-2018	$11,730	$10,859	$10,838	$13,598
Oct-2019	$12,486	$12,790	$12,060	$16,475
Oct-2020	$12,947	$12,303	$11,745	$19,029
Oct-2021	$17,119	$17,170	$15,228	$22,345
Oct-2022	$12,092	$14,315	$11,463	$15,721
Oct-2023	$10,786	$14,798	$12,847	$14,921
Oct-2024	$11,888	$19,435	$15,973	$17,964

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund	10.22%	-0.98%	1.74%
Australian All Ordinaries Index	31.41%	8.72%	6.87%
MSCI ACWI ex USA Index	24.33%	5.78%	4.79%
NZX 50 Index	20.41%	1.75%	6.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 12,018,064
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 89,975
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,018,064
Number of Portfolio Holdings	37
Advisory Fee	$89,975
Portfolio Turnover	8%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.9%
Money Market Funds	0.8%
Consumer Staples	2.3%
Real Estate	2.5%
Communications	4.7%
Financials	5.4%
Materials	6.0%
Consumer Discretionary	7.3%
Utilities	11.4%
Health Care	16.3%
Industrials	36.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000105717
Shareholder Report [Line Items]
Fund Name	Africa Fund
Trading Symbol	CAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Africa Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$207	1.75%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Africa Fund	Dow Jones Africa Titans 50 Index	MSCI Emerging Markets Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$8,484	$7,510	$8,547
Oct-2016	$8,342	$8,020	$9,339
Oct-2017	$9,162	$8,833	$11,809
Oct-2018	$8,126	$7,982	$10,331
Oct-2019	$8,097	$8,764	$11,556
Oct-2020	$6,372	$8,098	$12,509
Oct-2021	$9,073	$9,685	$14,631
Oct-2022	$7,840	$7,416	$10,091
Oct-2023	$7,495	$7,561	$11,181
Oct-2024	$10,240	$9,547	$14,012

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa Fund	36.64%	4.81%	0.24%
Dow Jones Africa Titans 50 Index	26.26%	1.72%	-0.46%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 3,978,618
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,978,618
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$0
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Health Care	2.0%
Sovereign	2.3%
Real Estate	2.8%
Industrials	7.0%
Communications	10.0%
Consumer Staples	10.7%
Consumer Discretionary	11.6%
Materials	15.4%
Financials	37.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000012361
Shareholder Report [Line Items]
Fund Name	Commonwealth Japan Fund
Trading Symbol	CNJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Japan Fund	Tokyo Stock Price Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,820	$11,058
Oct-2016	$11,082	$11,626
Oct-2017	$12,525	$13,896
Oct-2018	$12,000	$13,280
Oct-2019	$13,508	$14,443
Oct-2020	$13,213	$14,478
Oct-2021	$14,459	$17,190
Oct-2022	$10,354	$13,062
Oct-2023	$11,686	$15,347
Oct-2024	$12,964	$18,711

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Japan Fund	10.93%	-0.82%	2.63%
Tokyo Stock Price Index	21.92%	5.31%	6.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 5,913,171
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,913,171
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$0
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.1%
Communications	1.0%
Energy	1.4%
Utilities	2.0%
Real Estate	3.3%
Materials	4.2%
Technology	8.2%
Consumer Staples	11.3%
Consumer Discretionary	11.7%
Financials	13.4%
Health Care	14.1%
Industrials	28.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000012362
Shareholder Report [Line Items]
Fund Name	Commonwealth Global Fund
Trading Symbol	CNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$283	2.54%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Global Fund	MSCI ACWI Net
Oct-2014	$10,000	$10,000
Oct-2015	$9,058	$9,997
Oct-2016	$9,071	$10,201
Oct-2017	$10,395	$12,568
Oct-2018	$10,001	$12,503
Oct-2019	$10,759	$14,078
Oct-2020	$11,004	$14,766
Oct-2021	$14,345	$20,270
Oct-2022	$11,452	$16,225
Oct-2023	$11,624	$17,929
Oct-2024	$14,255	$23,808

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Global Fund	22.63%	5.79%	3.61%
MSCI ACWI Net	32.79%	11.08%	9.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 16,917,971
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 126,432
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,917,971
Number of Portfolio Holdings	46
Advisory Fee	$126,432
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.6%
Utilities	0.8%
Communications	2.8%
Materials	2.9%
Energy	6.0%
Financials	7.8%
Consumer Staples	11.6%
Health Care	12.9%
Consumer Discretionary	13.4%
Industrials	14.6%
Technology	26.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000012363
Shareholder Report [Line Items]
Fund Name	Commonwealth Real Estate Securities Fund
Trading Symbol	CNREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$303	2.54%

Expenses Paid, Amount	$ 303
Expense Ratio, Percent	2.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Real Estate Securities Fund	MSCI US REIT Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,188	$10,532
Oct-2016	$10,196	$11,250
Oct-2017	$11,802	$11,875
Oct-2018	$10,898	$12,075
Oct-2019	$12,987	$14,929
Oct-2020	$11,504	$11,793
Oct-2021	$16,279	$17,889
Oct-2022	$12,843	$14,530
Oct-2023	$13,049	$13,671
Oct-2024	$18,054	$18,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund	38.35%	6.81%	6.09%
MSCI US REIT Index	36.48%	4.56%	6.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 16,831,887
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 115,635
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,831,887
Number of Portfolio Holdings	45
Advisory Fee	$115,635
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.6%
Money Market Funds	2.1%
Financials	4.6%
U.S. Treasury Obligations	6.2%
Industrials	12.5%
Materials	17.5%
Consumer Discretionary	18.1%
Real Estate	38.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.